Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

Operating lease commitments include the commitments under the lease agreements for the Group’s office premises. The Group leases its office facilities under non-cancelable operating leases with various expiration dates through 2023. For the years ended December 31, 2016, 2017 and 2018, lease expense was $14.4 million, $9.2 million and $11.2 million, respectively. Based on the current rental lease agreements, future minimum lease payments commitments as of December 31, 2018 were as follows:

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
As of December 31, 2018:	$31,751	$10,214	$19,544	$1,993	$—

Purchase commitments mainly include minimum commitments for internet connection and marketing activities.

Purchase commitments as of December 31, 2018 were as follows:

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
As of December 31, 2018:	$568,852	$564,339	$4,394	$119	$—

2022 Notes represent the future maximum commitments relating to the principal amount and interests in connection with the issuance of $900 million in aggregate principal amount of 1.25% coupon interest convertible senior notes, which will mature on November 15, 2022.

		Less than One	One to	Three to	More than
2022 Notes	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
As of December 31, 2018:	$945,000	$12,750	$22,500	$909,750	$—

There are uncertainties regarding the legal basis of the Group’s ability to operate an Internet business in China. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, the existing regulations are unclear as to which specific segments of these industries companies with foreign investors, including the Company, may operate. Therefore, the Group may be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

In June and August 2017, the Company and certain of its current and former directors and officers were named as defendants in two putative securities class actions filed in the United States District Court for the District of New Jersey, respectively. The actions - purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the Company’s ADSs between April 27 and June 22, 2017 or between April 28, 2016 and June 19, 2017, allege that the Company’s public filings contained material misstatements and omissions in violation of the U.S. federal securities laws. On September 28, 2017, the court entered an order appointing a lead plaintiff and consolidating the two cases. On November 27, 2017, the lead plaintiff filed a consolidated class action complaint. On January 26, 2018, the Company and one individual defendant filed a motion to dismiss the amended complaint. On June 7, 2018, the court granted the motion to dismiss the class action complaint in its entirety with prejudice.

There are no claims, lawsuits, investigations or proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material impact on the Group’s financial statements.